                                                              File Nos. 33-86664
                                                                        811-8872



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 13

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 21

                            SEPARATE ACCOUNT VA-P OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)

                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
                First Allmerica Financial Life Insurance Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

      It is proposed that this filing will become effective:

      ___ immediately upon filing pursuant to Paragraph (b) of Rule 485 _X_ on December 14, 2000 pursuant to Paragraph (b) of Rule 485
      ___ 60 days after filing pursuant to Paragraph (a) (1) of Rule 485
      ___ on (date) pursuant to Paragraph (a) (1) of Rule 485
      ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1999 was filed on or before March 30, 2000.

This Post-Effective Amendment No. 13 under the Securities Act of 1933 is being filed for the purposes of adding a supplement to the Pioneer C-Vision Prospectus B and Statement of Additional Information of Separate Account VA-P of First Allmerica Financial Life Insurance Company dated May 1, 2000 and to generally update corporate information for the Company and the Registrant in Part C. All other pertinent information regarding this Registration Statement including the Prospectus and Statement of Additional Information was previously filed in Registrant's Post-Effective Amendment No. 12 on April 26, 2000, and are incorporated by reference herein.

             CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                          ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.          CAPTION IN PROSPECTUS
-----------------          ---------------------
1 .........................Cover Page

2..........................Special Terms

3..........................Summary of Contract Features;  Summary of Fees and Expenses

4..........................Condensed Financial Information;  Performance Information

5..........................Description of the Companies, the Variable Accounts and the Underlying Investment Companies

6..........................Charges and Deductions

7..........................Description of the Contract

8..........................Electing the Form of Annuity and the Annuity Date;  Description of  Variable
                           Annuity Payout Options;  Annuity Benefit Payments

9..........................Death Benefit

10.........................Payments;   Computation of Values;  Distribution

11.........................Surrender; Withdrawals;   Charges for Surrender and Withdrawal;  Withdrawal
                           Without Surrender Charge;   Texas Optional Retirement Program

12.........................Federal Tax Considerations

13.........................Legal Matters

14.........................Statement of Additional Information-Table of Contents


FORM N-4 ITEM NO.          CAPTION IN STATEMENT OF ADDITIONAL  INFORMATION
-----------------          -----------------------------------------------
15.........................Cover Page

16.........................Table of Contents


17.........................General Information and History

18.........................Services

19.........................Underwriters

20.........................Underwriters

21.........................Performance Information

22.........................Annuity Benefit Payments

23.........................Financial Statements

The Pioneer Vision and Pioneer Vision 2 Prospectuses were previously filed in Registrant's Post-Effective Amendment No. 12 on April 26, 2000, and are incorporated by reference herein (herein referred to as "Prospectuses A").

                              SEPARATE ACCOUNT VA-P

                                 PIONEER VISION

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 2000

           THIS SUPPLEMENT SUPPLANTS THE SUPPLEMENT DATED AUGUST 1, 2000

Two additional Sub-Accounts will be available under the Contract. The Sub-Accounts will invest exclusively in shares of the AIM V.I. Aggressive Growth Fund of the AIM Variable Insurance Funds, Inc. or the Pioneer Small Company VCT Portfolio of the Pioneer Variable Contracts Trust. As such, the following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

"AIM V.I. Aggressive Growth Fund" is added before the AIM V.I. Capital Appreciation Fund and "Pioneer Small Company VCT Portfolio" is added after Pioneer Mid-Cap Value VCT Portfolio in the listing of Portfolios on the first page of the Prospectus.

"AIM" is added into the listing "UNDERLYING PORTFOLIOS (OR PORTFOLIOS)" under SPECIAL TERMS.

The following information on the AIM V.I. Aggressive Growth Fund and the Pioneer Small Company VCT Portfolio are added to the Annual Underlying Portfolio Expenses table and footnotes:

                                                                                                  TOTAL PORTFOLIO
                                                   MANAGEMENT FEE               OTHER EXPENSES       EXPENSES
                                                     (AFTER ANY                   (AFTER ANY        (AFTER ANY
                                                      VOLUNTARY      12B-1      REIMBURSEMENTS/   REIMBURSEMENTS/
UNDERLYING PORTFOLIO                                   WAIVERS)       FEES         WAIVERS)           WAIVERS)
--------------------                                   --------       ----         -------            --------
Pioneer Small Company VCT Portfolio.............        0.65%          --           0.60%           1.25%(1)(4)(5)
AIM V.I. Aggressive Growth Fund.................        0.00%          --           1.19%           1.19%(12)

(1)Portfolios commenced operations on May 1, 2000, therefore expenses shown are estimated. For the fiscal year ending December 31, 2000, assuming no voluntary limitations, total expenses attributable to Class I shares as a percentage of average daily net assets are estimated to be 1.65% for the Pioneer Science & Technology VCT Portfolio and 1.72% for the Pioneer High Yield VCT Portfolio.

(4)Total expenses are gross of amounts paid in connection with certain expense offset arrangements. Assuming reduction for expense offset arrangements, total operating expenses attributable to Class I shares for the fiscal year ended December 31, 1999, would have been 0.79% for the Pioneer America Income VCT Portfolio, 0.77% for the Pioneer Balanced VCT Portfolio, 0.78% for the Pioneer Money Market VCT Portfolio, 0.87% for the Pioneer Swiss Franc Bond VCT Portfolio, and 1.35% for the Pioneer Small Company VCT Portfolio.

(5)Pioneer has agreed voluntarily to limit its management fee and/or reimburse each portfolio for expenses to the extent that total expenses attributable to Class I shares will not exceed 1.75% for the Pioneer Emerging Markets VCT Portfolio, 1.50% for the Pioneer Europe VCT Portfolio, and 1.25% for the Pioneer High Yield VCT Portfolio, Pioneer Real Estate Growth VCT Portfolio, Pioneer Science & Technology VCT Portfolio and Pioneer Strategic Income VCT Portfolio. The declaration of a voluntary limitation and/or reimbursement in any year does not bind Pioneer to declare further expense limitations with respect to these portfolios. These limitations/waivers may be terminated at any time with notice.

Excluding certain offset arrangements, but after the affect of the voluntary limitations, expenses attributable to Class I shares would have been 1.88% for the Pioneer Emerging Markets VCT Portfolio, 1.53% for the Pioneer Europe VCT Portfolio, 1.15% for the Pioneer Real Estate Growth VCT Portfolio, and 1.54% for the Pioneer Strategic Income VCT Portfolio. For the fiscal year ended December 31, 1999, assuming no voluntary limitations and no expense offset arrangements, Portfolio expenses as a percentage of average daily net assets attributable to Class I shares were 6.56% for the Pioneer Emerging Markets VCT Portfolio, 2.58% for the Pioneer Europe VCT Portfolio, 1.30% for the Pioneer Real Estate Growth VCT Portfolio and 8.68% for the Pioneer Strategic Income VCT Portfolio. On April 1, 1999, Pioneer agreed to waive a portion of its management fee from 1.00% to 0.80% of the Pioneer Real Estate Growth VCT Portfolio's average daily net assets. Pioneer reduced the portfolio's management fee to 0.80% effective December 14, 1999.

(12) Had there been no fee waivers or expense reimbursements, the Management Fee, Other Expenses and Total Fund Expenses of the AIM V.I. Aggressive Growth Fund would have been 0.80%, 1.62% and 2.42%, respectively.

The following cumulative expense information is added to Examples (1)(a),
(1)(b), (2)(a), and (2)(b):

(1)(a)                                       1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                             ------         -------         -------        --------
Pioneer Small Company VCT Portfolio........    $88           $129             $171           $302
AIM V.I. Aggressive Growth Fund............    $88           $127             $168           $296

(1)(b)                                       1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                             ------         -------         -------        --------
Pioneer Small Company VCT Portfolio........    $90           $136             $183           $326
AIM V.I. Aggressive Growth Fund............    $90           $134             $180           $320

(2)(a)                                       1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                             ------         -------         -------        --------
Pioneer Small Company VCT Portfolio........    $27            $84             $142           $302
AIM V.I. Aggressive Growth Fund............    $27            $82             $140           $296

(2)(b)                                       1 YEAR         3 YEARS         5 YEARS        10 YEARS
                                             ------         -------         -------        --------
Pioneer Small Company VCT Portfolio........    $30            $91             $155           $326
AIM V.I. Aggressive Growth Fund............    $29            $89             $152           $320

The first paragraph of "WHAT ARE MY INVESTMENT CHOICES?" under the SUMMARY OF CONTRACT FEATURES is deleted in its entirety and replaced with the following:

Prior to the Annuity Date, you may allocate payments among one or more of the variable Sub-Accounts investing in the Underlying Portfolios (up to a total of seventeen at any one time, in addition to the Pioneer Money Market VCT Portfolio), the Guarantee Period Accounts and the Fixed Account.

The description of the Variable Account under "WHAT ARE MY INVESTMENT CHOICES?" is deleted and replaced with the following:

THE VARIABLE ACCOUNT. Subject to the seventeen fund limit, you have a choice of Sub-Accounts investing in the following twenty-six Underlying Portfolios:

----------------------------------------------------------- -------------------------------------------------
Pioneer Emerging Markets VCT Portfolio                      Pioneer Strategic Income VCT Portfolio
----------------------------------------------------------- -------------------------------------------------
Pioneer Europe VCT Portfolio                                Pioneer America Income VCT Portfolio
----------------------------------------------------------- -------------------------------------------------
Pioneer International Growth VCT Portfolio                  Pioneer Money Market VCT Portfolio
----------------------------------------------------------- -------------------------------------------------
Pioneer Science & Technology VCT Portfolio                  AIM V.I. Aggressive Growth Fund
----------------------------------------------------------- -------------------------------------------------
Pioneer Mid-Cap Value VCT Portfolio                         AIM V.I. Capital Appreciation Fund
----------------------------------------------------------- -------------------------------------------------
Pioneer Small Company VCT Portfolio                         Alliance Premier Growth Portfolio
----------------------------------------------------------- -------------------------------------------------
Pioneer Growth Shares VCT Portfolio                         Alliance Technology Portfolio
----------------------------------------------------------- -------------------------------------------------
Pioneer Real Estate Growth VCT Portfolio                    DGPF Growth Opportunities Series
----------------------------------------------------------- -------------------------------------------------
Pioneer Pioneer Fund VCT Portfolio                          DGPF Select Growth Series
----------------------------------------------------------- -------------------------------------------------
Pioneer Equity-Income VCT Portfolio                         Franklin Small Cap Fund
----------------------------------------------------------- -------------------------------------------------
Pioneer Balanced VCT Portfolio                              Templeton Asset Strategy Fund
----------------------------------------------------------- -------------------------------------------------
Pioneer Swiss Franc Bond VCT Portfolio                      Templeton International Smaller Companies Fund
----------------------------------------------------------- -------------------------------------------------
Pioneer High Yield VCT Portfolio                            Van Kampen LIT Emerging Growth Portfolio
----------------------------------------------------------- -------------------------------------------------

The third sentence of the first paragraph of "CAN I MAKE TRANSFERS AMONG THE INVESTMENT CHOICES?" under the SUMMARY OF CONTRACT FEATURES is replaced by the following:

Transfers may be made to and among all of the available Sub-Accounts as long as no more than seventeen Sub-Accounts, in addition to the Pioneer Money Market VCT Portfolio, are utilized at one time.

The "AIM V.I. Aggressive Growth Fund" is added before the AIM V.I. Capital Appreciation Fund in the second sentence of the paragraph under "AIM VARIABLE INSURANCE FUNDS, INC."

The following summary of the investment objectives and policies of the Pioneer Small Company VCT Portfolio is inserted as the first Portfolio summary and that of the AIM V.I. Aggressive Growth Fund is inserted as the sixth summary under INVESTMENT OBJECTIVES AND POLICIES:

         AIM V.I. AGGRESSIVE GROWTH FUND -- seeks to achieve long-term growth of capital by investing primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of small and medium sized companies.

         PIONEER SMALL COMPANY VCT PORTFOLIO - seeks capital appreciation primarily through small companies capitalized at $1 billion or less at the time of purchase.

The fourth paragraph of "A. Payments" under DESCRIPTION OF THE CONTRACT is replaced by the following:

Generally, unless otherwise requested, all payments will be allocated among investment options in the same proportion that the initial net payment is allocated or, if subsequently changed, according to the most recent allocation instructions. Prior to the Annuity Date, you may utilize up to seventeen variable Sub-Accounts at any one time, in addition to the Pioneer Money Market VCT Portfolio.

The following is added to table (1) in paragraph 8 of APPENDIX D -- DIFFERENCES UNDER THE PIONEER VISION CONTRACT (FORM A3023-95):

(1)(a)                                        1 YEAR          3 YEARS         5 YEARS         10 YEARS
                                              ------          -------         -------         --------
AIM V.I. Aggressive Growth Fund.............   $92             $151             $192            $302
Pioneer Small Company VCT Portfolio.........   $91             $149             $190            $296
***

(1)(b)                                        1 YEAR          3 YEARS         5 YEARS         10 YEARS
                                              ------          -------         -------         --------
AIM V.I. Aggressive Growth Fund.............   $94             $158             $205            $326
Pioneer Small Company VCT Portfolio.........   $93             $156             $202            $320


                                              SUPPLEMENT DATED DECEMBER 14, 2000

The Pioneer Vision and Pioneer Vision 2 Prospectuses were previously filed in Registrant's Post-Effective Amendment No. 12 on April 26, 2000, and are incorporated by reference herein (herein referred to as "Prospectuses B").

                              SEPARATE ACCOUNT VA-P
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                           PIONEER VISION AND VISION 2

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2000

                                       ***

The third paragraph on page 2 under "GENERAL INFORMATION AND HISTORY" is revised in its entirety to read as follows:

         Currently, twenty-six Sub-Accounts of the Variable Account are available under the Pioneer Vision 2 contract (the "Contract") and Pioneer Vision contract (3023-95), a predecessor contract no longer being sold. (Pioneer Vision 2 and Pioneer Vision - 3023-95 are referred to collectively as "the contracts."). Each Sub-Account invests in a corresponding investment portfolio of Pioneer Variable Contracts Trust ("Pioneer"), AIM Variable Insurance Funds ("AVIF"), Alliance Variable Products Series Fund, Inc. ("Alliance") Delaware Group Premium Fund ("DGPF"), Franklin Templeton Variable Insurance Products Trust ("FT VIP") or Van Kampen Life Investment Trust ("Van Kampen"), open-end, registered management investment companies. Sixteen investment portfolios of Pioneer are available under the Contract: the Pioneer Emerging Markets VCT Portfolio, Pioneer Europe VCT Portfolio, Pioneer International Growth VCT Portfolio, Pioneer Science & Technology VCT Portfolio, Pioneer Mid-Cap Value VCT Portfolio (formerly Capital Growth Portfolio), Pioneer Small Company VCT Portfolio, Pioneer Growth Shares VCT Portfolio, Pioneer Real Estate Growth VCT Portfolio, Pioneer Fund VCT Portfolio (formerly Growth and Income Portfolio), Pioneer Equity-Income VCT Portfolio, Pioneer Balanced VCT Portfolio, Pioneer Swiss Franc Bond VCT Portfolio, Pioneer High Yield VCT Portfolio, Pioneer Strategic Income VCT Portfolio, Pioneer America Income VCT Portfolio and the Pioneer Money Market VCT Portfolio. Two portfolios of AVIF are available under the Contract: the AIM V.I. Aggressive Growth Fund and AIM V.I. Capital Appreciation Fund. Two Alliance portfolios are available under the Contract: the Alliance Premier Growth Portfolio and the Alliance Technology Portfolio. Two DGPF series are available under the Contract: the DGPF Growth Opportunities Series and the DGPF Select Growth Series. Three FT VIP funds are available under the
         Contract: the Templeton Asset Strategy Fund, the Templeton International Smaller Companies Fund and the Franklin Small Cap Fund. One Van Kampen portfolio is available under the Contract: the Van Kampen LIT Emerging Growth Portfolio (together, the "Underlying Portfolios"). Each Underlying Portfolio has its own investment objectives and certain attendant risks.

The following two portfolios are being added to the following Pioneer Vision 2 Contract and Pioneer Vision Contract (A3023-95) Performance Tables 1A, 1B, 2A, and 2B:

                            PIONEER VISION 2 CONTRACT
Table 1A

                                                                               FOR YEAR          SINCE
                                                           SUB-ACCOUNT          ENDED         INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING PORTFOLIO            INCEPTION DATE        12/31/99       SUB-ACCOUNT
---------------------------------------------            --------------        --------       -----------
Pioneer Small Company VCT Portfolio..................          N/A               N/A               N/A
AIM V.I. Aggressive Growth Fund......................          N/A               N/A               N/A

Table 1B

                                                                               FOR YEAR          SINCE
                                                           SUB-ACCOUNT          ENDED         INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING PORTFOLIO            INCEPTION DATE        12/31/99       SUB-ACCOUNT
---------------------------------------------            --------------        --------       -----------
Pioneer Small Company VCT Portfolio..................          N/A               N/A               N/A
AIM V.I. Aggressive Growth Fund......................          N/A               N/A               N/A

Table 2A

                                                                                                10 YEARS OR SINCE
SUB-ACCOUNT INVESTING IN UNDERLYING           UNDERLYING         FOR YEAR                          INCEPTION OF
------------------------------------           PORTFOLIO           ENDED                            UNDERLYING
PORTFOLIO                                   INCEPTION DATE       12/31/99          5 YEARS      PORTFOLIO IF LESS
---------                                   --------------       --------          -------      -----------------
Pioneer Small Company VCT Portfolio......        N/A               N/A               N/A               N/A
AIM V.I. Aggressive Growth Fund..........       5/1/98            35.63%             N/A              18.80%

Table 2B

                                                                                                10 YEARS OR SINCE
SUB-ACCOUNT INVESTING IN UNDERLYING           UNDERLYING         FOR YEAR                          INCEPTION OF
------------------------------------           PORTFOLIO           ENDED                            UNDERLYING
PORTFOLIO                                   INCEPTION DATE       12/31/99          5 YEARS      PORTFOLIO IF LESS
---------                                   --------------       --------          -------      -----------------
Pioneer Small Company VCT Portfolio......        N/A               N/A               N/A               N/A
AIM V.I. Aggressive Growth Fund..........       5/1/98            42.64%             N/A              21.99%

                       PIONEER VISION CONTRACT (A3023-95)
Table 1A

                                                                               FOR YEAR          SINCE
                                                           SUB-ACCOUNT          ENDED         INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING PORTFOLIO            INCEPTION DATE        12/31/99       SUB-ACCOUNT
---------------------------------------------            --------------        --------       -----------
Pioneer Small Company VCT Portfolio..................          N/A               N/A               N/A
AIM V.I. Aggressive Growth Fund......................          N/A               N/A               N/A

Table 1B

                                                                               FOR YEAR          SINCE
                                                           SUB-ACCOUNT          ENDED         INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING PORTFOLIO            INCEPTION DATE        12/31/99       SUB-ACCOUNT
---------------------------------------------            --------------        --------       -----------
Pioneer Small Company VCT Portfolio..................          N/A               N/A               N/A
AIM V.I. Aggressive Growth Fund......................          N/A               N/A               N/A

Table 2A

                                                                                                10 YEARS OR SINCE
SUB-ACCOUNT INVESTING IN UNDERLYING           UNDERLYING         FOR YEAR                          INCEPTION OF
------------------------------------           PORTFOLIO           ENDED                            UNDERLYING
PORTFOLIO                                   INCEPTION DATE       12/31/99          5 YEARS      PORTFOLIO IF LESS
---------                                   --------------       --------          -------      -----------------
Pioneer Small Company VCT Portfolio......        N/A               N/A               N/A               N/A
AIM V.I. Aggressive Growth Fund..........       5/1/98            35.63%             N/A              18.26%

Table 2B

                                                                                                10 YEARS OR SINCE
SUB-ACCOUNT INVESTING IN UNDERLYING           UNDERLYING         FOR YEAR                          INCEPTION OF
------------------------------------           PORTFOLIO           ENDED                            UNDERLYING
PORTFOLIO                                   INCEPTION DATE       12/31/99          5 YEARS      PORTFOLIO IF LESS
---------                                   --------------       --------          -------      -----------------
Pioneer Small Company VCT Portfolio......        N/A               N/A               N/A               N/A
AIM V.I. Aggressive Growth Fund..........       5/1/98            42.64%             N/A              21.99%

                                                * * *

The notes to the financial statements of the Company as of December 31, 1999 are amended as follows:

23. EVENTS SUBSEQUENT TO DATE OF INDEPENDENT ACCOUNTANTS' REPORT
    (UNAUDITED)

During the second quarter of 2000, AFC adopted a formal company-wide restructuring plan. This plan is the result of a corporate initiative that began in the fall of 1999, intended to reduce expenses and enhance revenues. As a result of this restructuring plan, FAFLIC recognized a pre-tax restructuring charge of $11.0 million for the quarter ended June 30, 2000. Approximately $1.9 million of this charge relates to severance and other employee related costs resulting from the elimination of positions. All levels of employees, from staff to senior management, were affected by the restructuring. In addition, approximately $9.1 million of this charge relates to other restructuring costs, including one-time project costs.




                                             SUPPLEMENT DATED DECEMBER 14, 2000

                            PART C. OTHER INFORMATION


ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

     (a) FINANCIAL STATEMENTS

     Financial Statements Included in Part A
     None

     Financial Statements Included in Part B (incorporated by reference) Financial Statements for First Allmerica Financial Life Insurance Company Financial Statements for Separate Account VA-P of First Allmerica Financial Life Insurance Company

     Financial Statements Included in Part C
     None

     (b) EXHIBITS

     EXHIBIT 1 Vote of the Board of Directors authorizing Establishment of Registrant dated August 20, 1991 was previously filed on April 24, 1998 in Post-Effective Amendment No. 8, and is incorporated by reference herein.

     EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

     EXHIBIT 3  (a)   Underwriting and Administrative Services Agreement was
                      previously filed in Post-Effective Amendment No. 8 on April 24, 1998, and is incorporated by reference herein.

                (b) Wholesaling Agreement was previously filed on October 1, 1995 in Registration Statement No. 1, and is incorporated by reference herein. Amendment to Wholesaling Agreement was previously filed in Post-Effective Amendment No. 8 on April 24, 1998 and is incorporated by reference herein.

                (c) Sales Agreements with Commission Schedule were previously filed in Post-Effective Amendment No. 8 on April 24, 1998, and are incorporated by reference herein.

                (d) General Agent's Agreement was previously filed in Post-Effective Amendment No. 8 on April 24, 1998, and is incorporated by reference herein.

                (f) Career Agent Agreement was previously filed in Post-Effective Amendment No. 8 on April 24, 1998, and is incorporated by reference herein.

                (g) Registered Representative's Agreement was previously filed in Post-Effective Amendment No. 8 on April 24, 1998, and is incorporated by reference herein.

     EXHIBIT 4 Contract Form A was previously filed in Post-Effective Amendment No. 8 on April 24, 1998, and is incorporated by reference herein. Specimen Contract Form B was previously filed on May 1, 1996 in Post-Effective Amendment No. 4, and is incorporated by reference herein.

     EXHIBIT 5 Application Form A was previously filed in Post-Effective Amendment No. 8 on April 24, 1998, and is incorporated by reference herein. Specimen Application Form B was previously filed on May 1, 1996 in Post-Effective Amendment No. 4, and is incorporated by reference herein.

     EXHIBIT 6  (a)   The Depositor's restated Articles of Incorporation were
                      previously filed on October 1, 1995 in Post-Effective
                      Amendment No. 1, and are incorporated by reference herein.

                (b) The Depositor's revised Bylaws were previously filed on May 1, 1996 in Post-Effective Amendment No. 4, and are incorporated by reference herein.

     EXHIBIT 7  Not Applicable.

     EXHIBIT 8  (a)   BFDS Agreements for lockbox and mailroom services were
                      previously filed in Post-Effective Amendment No. 8 on April 24, 1998, and are incorporated by reference herein.

                (b)   Directors' Power of Attorney is filed herewith.

     EXHIBIT 9  Opinion of Counsel is filed herewith.

     EXHIBIT 10 Consent of Independent Accountants is filed herewith.

     EXHIBIT 11 None.

     EXHIBIT 12 None.

     EXHIBIT 13 Schedule for Computation of Performance Quotations is filed herewith.

     EXHIBIT 14 Not Applicable.

     EXHIBIT 15 (a)   Form of Amendment is filed herewith. Participation
                      Agreement with Pioneer was previously filed in Post-Effective Amendment No. 8 on April 24, 1998, and is incorporated by reference herein.

                (b) Form of Amendment was previously filed in April 2000 in Post-Effective Amendment No. 12 of Registration Statement No. 33-71054/811-8114 and is incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds, Inc. was previously filed on August 27, 1998 in Post-Effective Amendment No. 2 in Registration Statement No. 333-16929/811-7747, and is incorporated by reference herein.

                (c) Form of Participation Agreement with Alliance is filed herewith.

                (d) Form of Amendment was previously filed in April 2000 in Post-Effective Amendment No. 12 of Registration
                      Statement No. 33-71054/811-8114 and is incorporated by reference herein. Participation Agreement with Delaware Group Premium Fund and Amendment was previously filed on April 24, 1998 in Registration Statement No. 33-71052/811-8114, Post-Effective Amendment No. 9, and is incorporated by reference herein.

                (e) Form of Participation Agreement with Franklin Templeton was previously filed in April 2000 in Post-Effective Amendment No. 12 of Registration Statement No. 33-71054/811-8114 and is incorporated by reference herein.

                (f) Form of Participation Agreement with Van Kampen is filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE COMPANY

    The principal business address of all the following Directors and Officers is:
    440 Lincoln Street
    Worcester, Massachusetts 01553

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY                        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------                        ----------------------------------------------
Bruce C. Anderson                         Director (since 1996), Vice President (since 1984) and Assistant
  Director and Vice President             Secretary (since 1992) of First Allmerica

Warren E. Barnes                          Vice President (since 1996) and Corporate Controller (since 1998) of
  Vice President and                      First Allmerica
  Corporate Controller

Mark R. Colborn                           Director (since 2000) and Vice President (since 1992) of First
  Director and Vice President             Allmerica


Charles F. Cronin                         Secretary (since 2000) and Counsel (since 1996) of First Allmerica;
  Secretary                               Secretary and Counsel (since 1998) of Allmerica Financial
                                          Corporation; Attorney (1991-1996) of Nutter, McClennen & Fish

J. Kendall Huber                          Director, Vice President and General Counsel of First Allmerica
  Director, Vice President and            (since 2000); Vice President (1999) of Promos Hotel Corporation; Vice
  General Counsel                         President & Deputy General Counsel (1998-1999) of Legg Mason, Inc.;
                                          Vice President and Deputy General Counsel (1995-1998) of USF&G
                                          Corporation.

John P. Kavanaugh                         Director and Chief Investment Officer (since 1996) and Vice President
  Director, Vice President and            (since 1991) of First Allmerica; Vice President (since 1998) of
  Chief Investment Officer                Allmerica Financial Investment Management Services, Inc.; and
                                          President (since 1995) and Director (since 1996) of Allmerica Asset
                                          Management, Inc.

J. Barry May                              Director (since 1996) of First Allmerica; Director and President
 Director                                 (since 1996) of The Hanover Insurance Company; and Vice President
                                          (1993 to 1996) of The Hanover Insurance Company

Mark C. McGivney                          Vice President (since 1997) and Treasurer (since 2000) of First
  Vice President and Treasurer            Allmerica; Associate, Investment Banking (1996-1997) of Merrill
                                          Lynch & Co.; Associate, Investment Banking (1995) of Salomon
                                          Brothers, Inc.; Treasurer (since 2000) of Allmerica Investments,
                                          Inc., Allmerica Asset Management, Inc. and Allmerica Financial
                                          Investment Management Services, Inc.

John F. O'Brien                           Director, President and Chief Executive Officer (since 1989) of First
  Director, President and Chief           Allmerica
  Executive Officer


Edward J. Parry, III                      Director and Chief Financial Officer (since 1996), Vice President
  Director, Vice President,               (since 1993), and Treasurer (1993-2000) of First Allmerica
  Chief Financial Officer

Richard M. Reilly                         Director (since 1996) and Vice President (since 1990) of First
  Director and Vice President             Allmerica; President (since 1995) of Allmerica Financial Life
                                          Insurance and Annuity Company; Director (since 1990) of Allmerica
                                          Investments, Inc.; and Director and President (since 1998) of
                                          Allmerica Financial Investment Management Services, Inc.

Robert P. Restrepo, Jr.                   Director and Vice President (since 1998) of First Allmerica; Director
  Director and Vice President             (since 1998) of The Hanover Insurance Company; Chief Executive
                                          Officer (1996 to 1998) of Travelers Property & Casualty; Senior Vice
                                          President (1993 to 1996) of Aetna Life & Casualty Company

Eric A. Simonsen                          Director (since 1996) and Vice President (since 1990) of First
Director and Vice President               Allmerica; Director (since 1991) of Allmerica Investments, Inc.; and
                                          Director (since 1991) of Allmerica Financial Investment Management
                                          Services, Inc.

Gregory D. Tranter                        Director and Vice President (since 2000) of First Allmerica; Vice
  Director and Vice President             President (since 1998) of The Hanover Insurance Company; Vice
                                          President (1996-1998) of Travelers Property & Casualty; Director of
                                          Geico Team (1983-1996) of Aetna Life & Casualty

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica       Financial       Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
      |                                                               |                                               |
      |                                  ___________________________________________________________          ________________
      |                                          |                    |                  |                            |
      |                                         100%                99.2%               100%                         100%
      |                                      Advantage            Allmerica           Allmerica                First Sterling
      |                                      Insurance              Trust           Financial Life               Reinsurance
      |                                     Network, Inc.       Company, N.A.       Insurance and                  Company
      |                                                                            Annuity Company                 Limited
      |
      |                                       Delaware       Federally Chartered      Delaware                     Bermuda
      |                                                                                   |
      |_________________________________________________________________________________________________________________________
      |      |            |             |              |             |            |            |            |            |
      |     100%         100%          100%           100%          100%         100%         100%         100%         100%
      |   Allmerica    Allmerica     Allmerica      Allmerica     Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
      | Investments,   Investment    Financial      Financial    Investments  Investments  Investments  Investments  Investments
      |     Inc.       Management    Investment     Services      Insurance    Insurance   Insurance    Insurance     Insurance
      |               Company, Inc.  Management     Insurance    Agency Inc.  Agency of    Agency Inc.  Agency Inc.   Agency Inc.
      |                             Services, Inc. Agency, Inc.  of Alabama   Florida Inc. of Georgia  of Kentucky  of Mississippi
      |
      |Massachusetts  Massachusetts Massachusetts  Massachusetts   Alabama      Florida      Georgia    Kentucky      Mississippi
      |
________________________________________________________________
      |              |                |               |
     100%           100%             100%            100%
  Allmerica    Sterling Risk       Allmerica       Allmerica
   Property      Management      Benefits, Inc.      Asset
 & Casualty    Services, Inc.                      Management,
Companies, Inc.                                     Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



-----------------  -----------------  -----------------
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          ---------------   ----------------
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ...............
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


         -----------------  -----------------
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

   NAME                                           ADDRESS                         TYPE OF BUSINESS
   ----                                           -------                         ----------------
AAM Equity Fund                                   440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

AAM Growth &  Income Fund, L.P                    440 Lincoln Street              Limited Partnership
                                                  Worcester MA 01653

Advantage Insurance Network Inc.                  440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

AFC Capital Trust I                               440 Lincoln Street              Statutory Business Trust
                                                  Worcester MA 01653

Allmerica Asset Management Limited                440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Asset Management, Inc.                  440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653


Allmerica Benefits, Inc.                          440 Lincoln Street              Non-insurance medical services
                                                  Worcester MA 01653

Allmerica Equity Index Pool                       440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

Allmerica Financial Alliance Insurance            100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

Allmerica Financial Benefit Insurance             100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

Allmerica Financial Corporation                   440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Allmerica Financial Insurance                     440 Lincoln Street              Insurance Broker
Brokers, Inc.                                     Worcester MA 01653

Allmerica Financial Life Insurance                440 Lincoln Street              Life insurance, accident and health
nd Annuity Company (formerly known                Worcester MA 01653              insurance, annuities, variable
as SMA Life Assurance Company                                                     annuities and variable life insurance

Allmerica Financial Services Insurance            440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Funding Corp.                           440 Lincoln Street              Special purpose funding vehicle for
                                                  Worcester MA 01653              commercial paper

Allmerica, Inc.                                   440 Lincoln Street              Common employer for Allmerica
                                                  Worcester MA 01653              Financial Corporation entities

Allmerica Financial Investment                    440 Lincoln Street              Investment advisory services
Management Services, Inc. (formerly               Worcester MA 01653
known as Allmerica Institutional Services, Inc.
and 440 Financial Group of
Worcester, Inc.)

Allmerica Investment Management                   440 Lincoln Street              Investment advisory services
Company, Inc.                                     Worcester MA 01653

Allmerica Investments, Inc.                       440 Lincoln Street              Securities, retail broker-dealer
                                                  Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    200 Southbridge Parkway        Insurance Agency
Alabama                                           Suite 400
                                                  Birmingham, AL 35209

Allmerica Investments Insurance Agency of         14211 Commerce Way              Insurance Agency
Florida, Inc.                                     Miami Lakes, FL 33016

Allmerica Investment Insurance Agency Inc. of     1455 Lincoln Parkway            Insurance Agency
Georgia                                           Suite 300
                                                  Atlanta, GA 30346


Allmerica Investment Insurance Agency Inc. of     Barkley Bldg-Suite 105          Insurance Agency
Kentucky                                          12700 Shelbyville Road
                                                  Louisiana, KY 40423

Allmerica Investments Insurance Agency Inc. of    631 Lakeland East Drive         Insurance Agency
Mississippi                                       Flowood, MS 39208

Allmerica Investment Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Plus Insurance                          440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Property & Casualty                     440 Lincoln Street              Holding Company
Companies, Inc.                                   Worcester MA 01653

Allmerica Securities Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Services Corporation                    440 Lincoln Street              Internal administrative services
                                                  Worcester MA 01653              provider to Allmerica Financial
                                                                                  Corporation entities

Allmerica Trust Company, N.A.                     440 Lincoln Street              Limited purpose national trust
                                                  Worcester MA 01653              company

AMGRO, Inc.                                       100 North Parkway               Premium financing
                                                  Worcester MA 01605

Citizens Corporation                              440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Citizens Insurance Company of America             645 West Grand River            Multi-line property and casualty
                                                  Howell MI 48843                 insurance

Citizens Insurance Company of Illinois            333 Pierce Road                 Multi-line property and casualty
                                                  Itasca IL 60143                 insurance

Citizens Insurance Company of the                 3950 Priority Way               Multi-line property and casualty
Midwest                                           South Drive, Suite 200          insurance
                                                  Indianapolis IN 46280

Citizens Insurance Company of Ohio                8101 N. High Street             Multi-line property and casualty
                                                  P.O. Box 342250                 insurance
                                                  Columbus OH 43234

Citizens Management, Inc.                         645 West Grand River            Services management company
                                                  Howell MI 48843


Financial Profiles                                5421 Avenida Encinas            Computer software company
                                                  Carlsbad, CA  92008

First Allmerica Financial Life Insurance          440 Lincoln Street              Life, pension, annuity, accident
Company (formerly State Mutual Life               Worcester MA 01653              and health insurance company
Assurance Company of America)

First Sterling Limited                            440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

First Sterling Reinsurance Company                440 Lincoln Street              Reinsurance Company
Limited                                           Worcester MA 01653

Greendale Special Placements Fund                 440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

The Hanover American Insurance                    100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

The Hanover Insurance Company                     100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              insurance

Hanover Texas Insurance Management                801 East Campbell Road          Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                     Richardson TX 75081             Insurance Company

Hanover Lloyd's Insurance Company                 Hanover Lloyd's Insurance       Multi-line property and casualty
                                                  Company                         insurance

Lloyds Credit Corporation                         440 Lincoln Street              Premium financing service
                                                  Worcester MA 01653              franchises

Massachusetts Bay Insurance Company               100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              insurance

Sterling Risk Management Services, Inc.           440 Lincoln Street              Risk management services
                                                  Worcester MA 01653

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of October 31, 2000 there were 71 Contract holders of qualified Contracts and 262 Contract holders of non-qualified Contracts.

ITEM 28.  INDEMNIFICATION

Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) states: Each Director and each Officer of the Corporation, whether or not in office, (and his executors and administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.   PRINCIPAL UNDERWRITERS

     (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

          - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Account IMO, Separate Account FUVUL, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

          - Inheiritage Account, VEL II Account, Separate Account SPVL, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

          -  Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
          440 Lincoln Street
          Worcester, Massachusetts 01653

         NAME                                                 POSITION OR OFFICE WITH UNDERWRITER
         ----                                                 -----------------------------------
Margaret L. Abbott                                        Vice President

Emil J. Aberizk, Jr                                       Vice President

Edward T. Berger                                          Vice President and Chief Compliance Officer

Michael J. Brodeur                                        Vice President Operations

Mark R. Colborn                                           Vice President

Charles F. Cronin                                         Secretary/Clerk

Claudia J. Eckels                                         Vice President

Philip L. Heffernan                                       Vice President

J. Kendall Huber                                          Director

Mark C. McGivney                                          Treasurer

William F. Monroe, Jr.                                    President, Director and Chief Executive Officer

Stephen Parker                                            Vice President and Director

Richard M. Reilly                                         Director and Chairman of the Board

Eric A. Simonsen                                          Director

     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 1999. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31. MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's variable accounts.

ITEM 32. UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of First Allmerica Financial Life Insurance Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption/withdrawal restrictions imposed by the Program and by
         Section 403(b)(11) to the attention of potential participants.

     4.  A signed statement acknowledging the participant's understanding of
         (i) the restrictions on redemption imposed by the Program and by
         Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 1st day of December, 2000.

                            SEPARATE ACCOUNT VA-P OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                            By: /s/ Charles F. Cronin
                                ----------------------------
                                Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                               TITLE                                                         DATE
----------                               -----                                                         ----
/s/ Warren E. Barnes                     Vice President and Corporate Controller                       December 1, 2000
------------------------------------
Warren E. Barnes

Edward J. Parry*                         Director, Vice President and Chief Financial Officer
------------------------------------

Richard M. Reilly*                       Director and Vice President
------------------------------------

John F. O'Brien*                         Director, President  and Chief Executive Officer
------------------------------------

Bruce C. Anderson*                       Director and Vice President
------------------------------------

Mark R. Colborn*                         Director and Vice President
------------------------------------

John P. Kavanaugh*                       Director, Vice President and Chief Investment Officer
------------------------------------

J. Kendall Huber*                        Director, Vice President and General Counsel
------------------------------------

J. Barry May*                            Director
------------------------------------

Robert P. Restrepo, Jr.*                 Director and Vice President
---------------------------

Eric A. Simonsen*                        Director and Vice President
------------------------------------

Gregory D. Tranter*                      Director and Vice President
---------------------------

* Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated September 18, 2000 duly executed by such persons.

/s/ Sheila B. St. Hilaire
-------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(33-86664)

                                  EXHIBIT TABLE

Exhibit 8(b) Directors' Power of Attorney

Exhibit 9         Opinion of Counsel

Exhibit 10        Consent of Independent Accountants